Non-controlling interests	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Non-controlling interests
26. Non-controlling interests
The following tables show the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the year ended December 31, 2023 and 2022.

	At and for the year ended December 31, 2023
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne Inc.	U.S.A.	90%	10%	USD	378,736	199,275	411,192	49,988	—
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	42,201,273	27,134,951	40,281,928	5,446,184	—
Ermenegildo Zegna Madrid S.A.	Spain	70%	30%	EUR	4,591	1,811	5,412	34	—
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	39,369	22,387	44,588	3,935	(708)
E. Z. Thai Holding Ltd	Thailand	49%	51%	THB	12,338	(264)	—	(283)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	25,596	10,974	25,657	2,709	(451)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	8,404	4,863	11,051	1,479	(600)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	2,186	938	3,281	119	(11)
Zegna South Asia Private LTD	India	51%	49%	INR	732,458	271,079	473,553	71,215	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	193,655	79,300	250,244	60,856	(17,150)
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	238,912	(2,053)	255,389	14,880	—
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait	49%	51%	KWD	1,439	384	791	(227)	—

	At and for the year ended December 31, 2022
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne Inc.	U.S.A.	90%	10%	USD	298,901	146,879	348,445	43,277	(2,000)
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	59,373,311	21,638,614	45,647,540	7,913,295	—
Ermenegildo Zegna Madrid S.A.	Spain	70%	30%	EUR	3,718	1,741	3,838	120	(90)
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	39,469	20,507	47,655	4,901	(1,113)
E. Z. Thai Holding Ltd	Thailand	49%	51%	THB	12,669	19	—	(309)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	23,739	9,431	24,552	2,075	(797)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	8,351	4,921	10,245	983	(312)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	1,630	864	2,371	85	—
Zegna South Asia Private LTD	India	51%	49%	INR	590,989	199,864	395,827	76,155	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	140,841	53,895	191,749	52,806	—
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	198,556	(16,584)	190,048	11,015	—